COMMITMENTS	12 Months Ended
Dec. 31, 2018
Commitments [Abstract]
COMMITMENTS
COMMITMENTS

	December 31, 2018	December 31, 2017
Purchase obligations	$110.2	$76.4
Capital expenditure obligations	36.6	29.7
Finance lease obligations	9.8	—
Operating leases	16.3	17.5
	$172.9	$123.6

(a)    Commitments – payments due by period

	Payments due by period
As at December 31, 2018	Total	<1 yr	1-2 yrs	3-5 yrs	>5 yrs
Purchase obligations	$110.2	$107.2	$2.0	$0.8	$0.2
Capital expenditure obligations	36.6	31.8	2.3	2.3	0.2
Finance lease obligations	9.8	2.4	4.9	2.5	—
Operating leases	16.3	6.5	8.2	0.6	1.0
	$172.9	$147.9	$17.4	$6.2	$1.4

(b)	Royalties included in cost of sales
Production from certain mining operations is subject to third party royalties (included in the Cost of sales) based on various methods of calculation summarized as follows:

	December 31, 2018	December 31, 2017
Essakane[1]	$25.0	$22.3
Rosebel[2]	21.5	22.0
	$46.5	$44.3

1
Royalty based on a percentage of gold sold applied to the gold market price the day before shipment; the royalty percentage varies according to the gold market price: 3% if the gold market price is lower or equal to $1,000 per ounce, 4% if the gold market price is between $1,000 and $1,300 per ounce, or 5% if the gold market price is above $1,300 per ounce.

2
2% in-kind royalty per ounce of gold production and price participation of 6.5% on the amount exceeding a market price of $425 per ounce when applicable, using for each calendar quarter the average market price determined by the London Gold Fix P.M. In addition, 0.25% of all minerals produced at Rosebel are payable to a charitable foundation for the purpose of promoting local development of natural resources within Suriname.